EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Schedule of equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	2022	2021
Common shares	$10,526	$10,538
Contributed surplus	351	320
Retained earnings	18,752	17,705
Ownership changes	5,937	6,243
Accumulated other comprehensive income	6,086	7,404
Common equity	$41,652	$42,210
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2022 AND DEC. 31, 2021	2022	2021
Class A shares[1]	1,561,825,093	1,568,743,821
Class B shares	85,120	85,120
Shares outstanding[1]	1,561,910,213	1,568,828,941
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	76,213,826	82,825,207
Total diluted shares	1,638,124,039	1,651,654,148
1.Net of 77,112,939 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2022 (December 31, 2021 – 69,663,192).
2.Includes management share option plan and escrowed stock plan Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2022	2021	2022	2021
Outstanding, beginning of period[1]	1,566,315,679	1,510,021,253	1,568,828,941	1,510,720,411
Issued (Repurchased)
Issuances	2,194	—	34,559	—
Repurchases	(5,080,468)	(4,177,571)	(8,981,612)	(6,669,992)
Long-term share ownership plans[2]	606,497	842,404	1,914,829	2,598,054
Dividend reinvestment plan and other	66,311	22,855	113,496	60,468
Outstanding, end of period[3]	1,561,910,213	1,506,708,941	1,561,910,213	1,506,708,941
1.Net of 72,058,294 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2022 (March 31, 2021 – 65,816,784) and 69,663,192 as at December 31, 2021 (December 31, 2020 – 64,197,815).
2.Includes management share option plan and restricted stock plan.
3.Net of 77,112,939 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2022 (June 30, 2021 – 69,921,784).
Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2022	2021	2022	2021
Net income attributable to shareholders	$590	$816	$1,949	$2,051
Preferred share dividends	(37)	(38)	(74)	(75)
Dilutive effect of conversion of subsidiary preferred shares	—	(14)	—	(25)
Net income available to shareholders	553	764	1,875	1,951
Dilutive impact of exchangeable shares	1	—	3	—
Net income available to shareholders including dilutive impact of exchangeable shares	$554	$764	$1,878	$1,951

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2022	2021	2022	2021
Weighted average – Class A and Class B shares	1,564.4	1,508.2	1,566.0	1,509.3
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	52.7	41.8	55.9	38.0
Class A and Class B shares and share equivalents	1,617.1	1,550.0	1,621.9	1,547.3